Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) shares in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of classes of share capital [line items]
At the end of the previous year		2,019.0
Changes during the period		0.0
At the end of the current year		2,019.0		2,019.0
6 October capital increase	[1]			$ 6,201,000,000
At the end of the previous year		$ 1,736,000,000	[2]	1,736,000,000
Changes during the period		0
At the end of the current year		1,736,000,000		$ 1,736,000,000	[2]	$ 1,736,000,000
6 October capital increase				881.0
Cancellation of acquired shares				(470.0)
Changes during the period				$ (50,000,000)		807,000,000
Share for share exchange former AB InBev				1,608.0
At the end of the current year		$ 85,541,785
Transfer to reserves				1,608.0
At the end of the previous year		85.5		1.9
Ordinary shares		2,019.0		2,019.0
Treasury shares as a result of the Belgian Merger				85.0
Issued capital		$ 1,736,000,000	[2]	$ 1,736,000,000		$ 1,736,000,000
Changes during the period				(1.4)
At the end of the current year		85.5		85.5		1.9
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year		1,693.0
At the end of the current year		1,693.0		1,693.0
Ordinary shares		1,693.0		1,693.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares		326.0		326.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year		$ (8,980,000,000)		$ (202,000,000)
Treasury shares as a result of the Belgian Merger				(8,953.0)
Changes during the period				$ (174,000,000)		$ 807,000,000
At the end of the current year		(8,980,000,000)		(8,980,000,000)		(202,000,000)
Treasury Shares On Use [Member]
Disclosure of classes of share capital [line items]
At the end of the previous year		(1,452,000,000)		(1,424,000,000)
Changes during the period				(28,000,000)
At the end of the current year		$ (1,452,000,000)		$ (1,452,000,000)		$ (1,424,000,000)
Issued capital [member]
Disclosure of classes of share capital [line items]
At the end of the previous year		1,608.0		1,608.0
At the end of the current year				1,608.0		1,608.0
6 October capital increase				$ 9,528,000,000
Cancellation of acquired shares				0
Share for share exchange former AB InBev				1,736,000,000
Transfer to reserves				$ (9,528,000,000)
Ordinary shares		1,608.0		1,608.0		1,608.0

[1]	See Note 6 Acquisitions and disposals.
[2]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).